Available-for-sale investment (Details Narrative) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Available-for-sale investment	$ 0	$ 342,706
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Available-for-sale investment		$ 342,706	$ 0